STOCKHOLDERS' EQUITY (Details 1) (USD $)	Dec. 31, 2013
Number of Options, Vested	2,203,999
Number of Options, Non-Vested	3,540,001
Minimum [Member]
Range of Exercise Prices, Vested Options	$ 0.06
Range of Exercise Prices, Non-Vested Options	$ 0.07
Maximum [Member]
Range of Exercise Prices, Vested Options	$ 2.75
Range of Exercise Prices, Non-Vested Options	$ 0.12